Contingent Liabilities and Financial Commitments - Summary of Individual Cases (Parenthetical) (Details)		1 Months Ended			12 Months Ended				132 Months Ended
	Jan. 01, 1999 GBP (£) Plaintiff	Dec. 31, 2018 Case	Oct. 31, 1997 GBP (£) Instalment	Oct. 31, 1997 USD ($) Instalment	Dec. 31, 2018 GBP (£) Case	Dec. 31, 2018 USD ($) Case	Dec. 31, 2017 Plaintiff	Dec. 31, 2007 USD ($) Plaintiff	Dec. 31, 2017 Case
Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Net amount against verdicts					£ 164,400,000	$ 209,400,000
West Virginia I P I C | West Virginia
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases | Plaintiff	1,200
Number of plaintiffs qualified to pursue narrow claim | Plaintiff								30
Litigation settlement amount per case	£ 5,496							$ 7,000
Number of plaintiffs sought for damages | Plaintiff							41
Broin V Philip Morris Inc | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount			£ 236,000,000	$ 300,000,000
Number of annual installment for payment | Instalment			3	3
Litigation settlement, annual installment amount			£ 79,000,000	$ 100,000,000
Number of plaintiffs sought for damages			38,500,000	49,000,000
Total number of trials | Case									0
Broin V Philip Morris Inc | Florida | R.J. Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period			68,000,000	86,000,000
Broin V Philip Morris Inc | Florida | Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period			45,000,000	57,000,000
Broin V Philip Morris Inc | Florida | Brown and Williamson Holdings Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period			£ 24,300,000	$ 31,000,000
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount					£ 24,000,000	$ 30,200,000
Number of cases for which damages paid to plaintiffs | Case					137	137
Filter Cases | Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases | Case		58